Equity-accounted investees - Narrative (Details)				1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 23, 2016 USD ($) T	Jun. 02, 2016 ship joint_venture T	May 20, 2016 ship	Sep. 30, 2009	Jul. 31, 2009	Oct. 31, 2008 USD ($) ship	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) derivative joint_venture	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of joint ventures [line items]
Number of joint ventures disposed of | joint_venture		2
Number of joint ventures acquired | joint_venture		2
Outstanding							$ 1,085,562,000	$ 848,710,000	$ 1,085,562,000	$ 1,052,448,000
Number of vessels assumed | ship		2
Commitments in relation to joint ventures							0	0	$ 0	$ 0
Joint ventures
Disclosure of joint ventures [line items]
Ownership percentage in joint venture									50.00%	50.00%
Outstanding							75,343,000	$ 0	$ 75,343,000
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Ownership percentage in joint venture	50.00%							50.00%	50.00%	50.00%
Senior Secured Loans | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount						$ 500,000,000
Term Loan Facility | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount						$ 180,000,000
Number of vessels acquired | ship						2
Project Finance Loan | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount						$ 320,000,000
Senior Secured Credit Facility 2013 Maturity FSO Africa | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Balloon installment to be paid						$ 45,000,000.0
LIBOR | Senior Secured Credit Facility 2017 Maturity FSO Asia | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, interest rate						1.15%
LIBOR | Senior Secured Credit Facility 2013 Maturity FSO Africa | TI Asia Ltd And TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, interest rate						2.25%
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Number of joint ventures entered into interest rate swap instruments | joint_venture								2
Number of derivative instruments held | derivative								2
Derivative notional amount								$ 480,000,000
Percent ownership in derivative								50.00%
Interest rate risk
Disclosure of joint ventures [line items]
Number of derivative instruments held | derivative								0
Vessels
Disclosure of joint ventures [line items]
Number of vessels assumed | ship			2
V.K Eddie | Vessels | Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Percent of gain eliminated	50.00%							50.00%
Vessel, mass | T	305,261
Sale price							$ 9,300,000
Purchase of property, plant and equipment, classified as investing activities	$ 39,000,000
Captain Michael | Vessels
Disclosure of joint ventures [line items]
Vessel, mass | T		157,648
The Maria | Vessels
Disclosure of joint ventures [line items]
Vessel, mass | T		157,523
FSO Asia | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative instrument term					8 years
FSO Africa | Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative instrument term				8 years